Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Provision for income taxes	$ 3,360	$ 2,780
Effective income tax rates	11.71%	29.35%
Increase in valuation allowance	$ 256
Interest and penalties expense	$ 0	$ 18
Income tax examination description	the Company’s tax returns remain open and subject to examination by the tax authorities for the tax years 2018 and after.
Residual purchase price paid		$ 917
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 2,592
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 2,585
Operating loss carryforwards expiration period	2040
Canadian
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiration period	2040